Summary of Significant Accounting Policies (Details Narrative) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (72,922)		$ (5,547)		$ (128,392)	$ (9,013)
Total cash, cash equivalents and restricted cash	8,686		$ 151		8,686	$ 151	$ 7,624	$ 31
Accumulated deficit	$ (184,389)				$ (184,389)		(56,123)
Fubo TV Pre-Merger [Member]
Net loss		$ (35,958)		$ (37,783)			(173,701)	(129,312)
Total cash, cash equivalents and restricted cash		9,373		$ 51,250			15,639	15,911	$ 19,274
Accumulated deficit		$ (436,217)					$ (400,259)	$ (226,558)